Reconciliation Between U.S. Gaap And Ifrs - Schedule of Reorganization Items (Detail) - U.S. GAAP - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of comparative information prepared under previous GAAP [line items]
Gain on restructuring of Qualified Bonds	R$ 12,881,478
Adjustment to fair value—Borrowings and financing	13,928,661
Adjustment to present value—Anatel (AGU) and other payables	5,577,234
Anatel provision for contingencies		R$ (1,568,798)
Other provision for contingencies	(347,437)	(1,146,458)
Income from short-term investments	174,281	713,276
Professional fees	(633,676)	(369,938)
Total reorganization items, net	R$ 31,580,541	R$ (2,371,918)